Related Party Transactions	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions

18. Related Party Transactions

Related parties of the Company held approximately 7% of the outstanding shares of Silver Creek Series A and Series B preferred stock as of both December 31, 2016 and 2015. No shares of Silver Creek Series C preferred stock issued during December 2016 were held by related parties of the Company as of December 31, 2016.